Revenues and Cost of Revenues (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Cost Of Goods And Services Sold Depreciation And Amortization [Abstract]
Depreciation included in Cost of Revenues	$ 2,024	$ 2,622	$ 3,169